TRANSACTIONS WITH RELATED PARTIES - Schedule of Related Party Net Revenues and Cost of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Total related party revenues
Total related party revenues	$ 162	$ 713
Total costs associated with related party revenues	138	589
Gross profit associated with related party revenues	24	124
Product
Total related party revenues
Total related party revenues	0	271
Total costs associated with related party revenues	0	200
Service
Total related party revenues
Total related party revenues	162	442
Total costs associated with related party revenues	$ 138	$ 389